SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Useful Lives of Major Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2022
Buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, useful life	25 years
Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, useful life	15 years
Fixtures [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, useful life	10 years
Fittings [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, useful life	10 years
External Use Assets Commercial Assets [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, useful life	2 years
External Use Assets Commercial Assets [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, useful life	5 years